Research and Development Expenses	12 Months Ended
Dec. 31, 2022
Disclosure Of Research And Development Expense Text Block Abstract
RESEARCH AND DEVELOPMENT EXPENSES

NOTE 20 - RESEARCH AND DEVELOPMENT EXPENSES:

	Year ended December 31
	2022	2021	2020
	U.S. dollar in thousands

Payroll and related expenses	2,355	2,086	999
Share-based payment	525	770	124
Subcontractors	900	1,429	911
Other	253	486	168
	4,033	4,771	2,202